Expense Example - FidelityConvertibleSecuritiesFund-AMCIZPRO - FidelityConvertibleSecuritiesFund-AMCIZPRO - Fidelity Convertible Securities Fund	Jan. 28, 2023 USD ($)
Fidelity Advisor Convertible Securities Fund - Class A
Expense Example:
1 year	$ 673
3 years	881
5 years	1,106
10 years	1,751
Fidelity Advisor Convertible Securities Fund - Class C
Expense Example:
1 year	282
3 years	563
5 years	970
10 years	1,903
Fidelity Advisor Convertible Securities Fund - Class M
Expense Example:
1 year	476
3 years	742
5 years	1,028
10 years	1,841
Fidelity Advisor Convertible Securities Fund - Class I
Expense Example:
1 year	77
3 years	240
5 years	417
10 years	930
Fidelity Advisor Convertible Securities Fund - Class Z
Expense Example:
1 year	64
3 years	202
5 years	351
10 years	$ 786